Post employments benefits - Analysis of net surplus (Details) € in Millions, £ in Millions	Oct. 18, 2022 GBP (£)	Sep. 30, 2022 EUR (€)	Mar. 31, 2022 EUR (€)
Analysis of net surplus:
Total fair value of plan assets		€ 493	€ 555
Present value of plan liabilities		(281)	(281)
Net surplus		212	274
Vodafone Section
Analysis of net surplus:
Total fair value of plan assets		2,026	3,399
Present value of plan liabilities		(1,856)	(3,166)
Net surplus		170	233
Vodafone Section | Short term liquidity facilities
Analysis of net surplus:
Borrowings drawn | £	£ 0
Vodafone Section | Maximum [Member] | Short term liquidity facilities
Analysis of net surplus:
Notional amount | £	£ 450
CWW Section
Analysis of net surplus:
Total fair value of plan assets		1,886	2,850
Present value of plan liabilities		(1,648)	(2,565)
Net surplus		€ 238	€ 285